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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               November 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       39

Form 13F Information Table Value Total:   $   4,775
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


AMIS Holdings Inc                   OTC EQ        031538101     $144        15,200     SH          SHARED       NONE       15,200
Actel Corporation                   OTC EQ        004934105     $428        27,500     SH          SHARED       NONE       27,500
Applied Industrial Technologies     COMMON        03820C105     $244        10,000     SH          SHARED       NONE       10,000
Applied Signal Tech                 OTC EQ        038237103     $175        11,800     SH          SHARED       NONE       11,800
CIBER Inc                           COMMON        17163B102     $206        31,000     SH          SHARED       NONE       31,000
Carreker Corporation                OTC EQ        144433109     $123        20,100     SH          SHARED       NONE       20,100
Concurrent Computer Corp            OTC EQ        206710204     $80         45,000     SH          SHARED       NONE       45,000
Dycom Industries Inc                COMMON        267475101     $123         5,700     SH          SHARED       NONE        5,700
Gerber Scientific Inc               COMMON        373730100     $157        10,500     SH          SHARED       NONE       10,500
Interface Inc Class A               OTC EQ        458665106     $183        14,200     SH          SHARED       NONE       14,200
MEMC Electronic Materials Inc       COMMON        552715104     $733        20,000     SH          SHARED       NONE       20,000
Merit Medical Systems Inc           OTC EQ        589889104     $196        14,400     SH          SHARED       NONE       14,400
Nomura Securities Inc - ADR         COMMON        65535H208     $149         8,500     SH          SHARED       NONE        8,500
Omnova Solutions Inc                COMMON        682129101     $82         19,600     SH          SHARED       NONE       19,600
Portec Rail Products Inc            OTC EQ        736212101     $103        10,700     SH          SHARED       NONE       10,700
QAD Inc                             OTC EQ        74727D108     $170        21,011     SH          SHARED       NONE       21,011
SeaChange International Inc         OTC EQ        811699107     $477        53,700     SH          SHARED       NONE       53,700
Sensient Technologies Corp          COMMON        81725T100     $260        13,300     SH          SHARED       NONE       13,300
Steelcase Inc                       COMMON        858155203     $442        28,200     SH          SHARED       NONE       28,200
Trico Marine Services Inc           OTC EQ        896106200     $192         5,700     SH          SHARED       NONE        5,700
MidCap SPDR Trust Series 1 Dec 134  PUT OP        5956358XD     $11             38          PUT    SHARED       NONE           38
MidCap SPDR Trust Series 1 Oct 134  PUT OP        5956358VD     $3              38          PUT    SHARED       NONE           38
Midcap SPDR Trust Series 1 Dec 132  PUT OP        5956358XB     $7              32          PUT    SHARED       NONE           32
Midcap SPDR Trust Series 1 Jan 135  PUT OP        5956358ME     $13             34          PUT    SHARED       NONE           34
Nasdaq 100 Index Tracking Jan 39    PUT OP        6311008MM     $6              67          PUT    SHARED       NONE           67
Nasdaq 100 Index Tracking Oct 36    PUT OP        6311008VJ     $0             120          PUT    SHARED       NONE          120
Nasdaq 100 Index Tracking Oct 37    PUT OP        6311008VK     $0             100          PUT    SHARED       NONE          100
Nasdaq 100 Index Tracking Nov 40    PUT OP        6311008WN     $6              80          PUT    SHARED       NONE           80
Restoration Hardware Feb 5 Put      PUT OP        7609818NA     $1              50          PUT    SHARED       NONE           50
Restoration Hardware Nov 5 Put      PUT OP        7609818WA     $0              50          PUT    SHARED       NONE           50
Restoration Hardware Nov 7.5 Put    PUT OP        7609818WU     $1              50          PUT    SHARED       NONE           50
StreetTracks SPDR Homebldr Dec 29   PUT OP        86330E8XC     $2              31          PUT    SHARED       NONE           31
StreetTracks SPDR Homebldr Nov 32   PUT OP        86330E8WF     $7              63          PUT    SHARED       NONE           63
StreetTracks SPDR Semico Oct 44     PUT OP        86330E8VR     $1              50          PUT    SHARED       NONE           50
MEMC Electronic Materials Oct 30    PUT OP        5527158VF     $1              55          PUT    SHARED       NONE           55
iShares Russell 2000 Nov 71         PUT OP        4642878WS     $25            138          PUT    SHARED       NONE          138
iShares Russell 2000 Oct 69         PUT OP        4642878VQ     $4              76          PUT    SHARED       NONE           76
iShares Russell 2000 Nov 70         PUT OP        4642878WR     $9              63          PUT    SHARED       NONE           63
DY Dycom Industries Oct 20 Call     CALL OP       2674759JD     $11             64          CALL   SHARED       NONE           64

								$4,775


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